Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of fair value measurements

	2024	2023
Liabilities:
Balance of derivative liabilities – beginning of year	$—	$—
Issued	—	9,192,672
Converted	—	(3,786,452)
Change in fair value recognized in operations	—	(5,406,220)
Balance of derivative liabilities – end of year	$—	$—

Schedule of fair value hierarchy level

December 31, 2024	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

December 31, 2023	Derivative Liabilities	Total
Level I	$—	$—
Level II	$—	$—
Level III	$—	$—

Schedule of estimated lives

Office and computer equipment	5 years
Furniture and fixtures	7 years
Lab equipment	7 years
Leasehold improvements	7 years

Schedule of segment information

	June 30,	December 31,
	2025	2024
Current Segment assets
Cash	$7,966,500	$7,827,487
Accounts receivable	12,927	18,612
Prepaid expenses and other current assets	723,921	944,683

Total current segment assets	8,703,348	8,790,782

Long-term segment assets
Property and equipment, net	621,903	672,861
Right of use assets, net	347,298	432,397
Intangible assets, net	—	5,333
Deposits	12,850	12,850
Patent costs, net	711,148	701,089

Total segment assets	$10,396,547	$10,615,312

The accounting policies of the product testing segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as total consolidated assets.

Reportable segment operating results are presented below:

	Six Months Ended June 30,
Revenue	2025	2024
Product Test sales	$8,415	$23,798
Total Segment Revenue	$8,415	$23,798

Segment Operating expenses
Payroll and related costs	$961,517	$3,387,020
Rent and facility expense	155,854	101,222
Legal and professional expense	511,264	444,473
Consulting and contractor expense	326,707	396,277
Insurance expense	314,830	363,558
Filing fees expense	42,290	76,957
Transfer agent expense	11,936	20,153
Software and web computing expense	180,314	137,488
Board compensation expense	99,390	99,958
Investor relations expense	7,500	67,524
Other segment items (a)	233,990	249,788
Research and development expense	165,296	18,120
Sales and marketing expense	252,863	92,181
Amortization expense	53,923	9,587
Interest expense, net	9,004	11,071
Total Segment Net Income (Loss)	$(3,318,263)	$(5,451,579)

(a)	Other segment items included in segment net income (loss) include shipping expense, taxes expense, subscription fees expense, bank fees expense and other overhead expense.

	Three Months Ended June 30,
Revenue	2025	2024
Product Test sales	$7,475	$7,870
Total Segment Revenue	$7,475	$7,870

Segment Operating expenses
Payroll and related costs	$360,471	$451,245
Rent and facility expense	89,461	59,667
Legal and professional expense	209,744	94,736
Consulting and contractor expense	165,905	173,499
Insurance expense	158,263	181,821
Filing fees expense	22,159	1,804
Transfer agent expense	5,554	6,587
Software and web computing expense	101,723	65,275
Board compensation expense	49,778	49,958
Investor relations expense	3,750	6,429
Other segment items (a)	136,742	129,456
Research and development expense	163,096	7,280
Sales and marketing expense	211,043	57,779
Amortization expense	8,485	4,794
Interest expense, net	4,500	5,535
Total Segment Net Income (Loss)	$(1,683,199)	$(1,287,995)

(a)	Other segment items included in segment net income (loss) include shipping expense, taxes expense, subscription fees expense, bank fees expense and other overhead expense.